SIGNIFICANT ACCOUNTING POLICIES - Disclosure of depreciation percentage on assets (Details)	12 Months Ended
Dec. 31, 2022
Computers and peripheral equipment
Accounting Policies [Line Items]
Percentage of depreciation on residual value	33.00%
Rental of POS devices
Accounting Policies [Line Items]
Percentage of depreciation on residual value	20.00%
Machinery and equipment
Accounting Policies [Line Items]
Percentage of depreciation on residual value	10.00%